Retirement benefit obligations - Assumptions (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Actuarial assumptions
Discount rate	1.00%	1.50%
Salary growth rate	1.00%	1.20%
Pension growth rate	0.00%	0.00%
Discount rate
Actuarial assumptions
Percentage of reasonably possible increase in actuarial assumption	0.25%	0.25%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption, percentage	(3.99%)	(3.23%)
Percentage of reasonably possible decrease in actuarial assumption	(0.25%)	(0.25%)
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption, percentage	4.64%	3.66%
Interest rates on retirement savings capital
Actuarial assumptions
Percentage of reasonably possible increase in actuarial assumption	0.25%	0.25%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption, percentage	0.09%	0.76%
Percentage of reasonably possible decrease in actuarial assumption	(0.25%)	(0.25%)
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption, percentage	(0.08%)	(0.74%)
Salaries
Actuarial assumptions
Percentage of reasonably possible increase in actuarial assumption	0.25%	0.25%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption, percentage	0.06%	0.08%
Percentage of reasonably possible decrease in actuarial assumption	(0.25%)	(0.25%)
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption, percentage	(0.03%)	(0.07%)
Life expectancy
Actuarial assumptions
Period of reasonably possible increase in actuarial assumption	1 year	1 year
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption, percentage	1.54%	1.23%
Period of reasonably possible decrease in actuarial assumption	1 year	1 year
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption, percentage	(1.59%)	(1.28%)